Other Assets - Disclosure of Components in Other Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
South Hedland prepaid transmission access and distribution costs	$ 58	$ 60
TransAlta Energy Transition Bill commitment	30	32
Long-term prepaids and other assets	35	9
Project development costs	15	35
Transmission infrastructure	17	18
Total other assets	180	180
Total current other assets	1	1
Total long-term other assets	179	179
Amortized cost | Loans And Notes Receivable
Disclosure of financial assets [line items]
Loans receivable	$ 25	$ 26